Fair Values Schedule of Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Book Value Of Impaired Loans Carried At Fair Value	$ 6,379	$ 11,783
Partial Charge-Offs On Impaired Loans carried at Fair Value	3,681	10,512
Impaired Financing Receivable, Related Allowance	548	4,191
Impaired loans carried at fair value	5,983	9,496
Impaired Financing Receivable, loans not held at Fair Value, Recorded Investment	64,047	68,881
Partial Charge-offs on Impaired Loans carried at Cost	21,262	18,193
impaired Financing Receivable, loans not held at Fair Value, Carrying Amount	63,895	66,977
Recorded investment	70,426	80,664	$ 73,712
Partial charge-offs on impaired loans	24,943	28,705
Individually evaluated for impairment	548	4,191
Impaired Financing Receivable, Carrying Value	69,878	76,473
Financing Receivable, not collateral dependent [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	152	1,904
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 396	$ 2,287